Offerings - Offering: 1	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	375,000
Proposed Maximum Offering Price per Unit	10.265
Maximum Aggregate Offering Price	$ 3,849,375.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 531.60
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the lowest average of the high and low prices of the registrant's common stock reported on The Nasdaq Stock Market LLC on June 5, 2026, which is within five business days prior to filing this registration statement.